Schedule of Investments (unaudited)
November 30, 2025
iShares® MSCI Spain ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Banks — 41.6%
Banco Bilbao Vizcaya Argentaria SA	9,695,971	$209,565,131
Banco de Sabadell SA	16,691,868	60,677,406
Banco Santander SA	26,610,808	285,451,323
Bankinter SA	2,412,636	38,034,283
CaixaBank SA	6,566,183	73,320,580
		667,048,723
Biotechnology — 1.7%
Grifols SA	2,254,408	27,592,606
Construction & Engineering — 8.3%
ACS Actividades de Construccion y Servicios SA	636,808	58,939,090
Ferrovial SE	1,136,826	74,557,796
		133,496,886
Diversified Telecommunication Services — 5.9%
Cellnex Telecom SA(a)	1,509,184	45,324,136
Telefonica SA	11,268,832	48,863,162
		94,187,298
Electric Utilities — 20.5%
Acciona SA	154,723	31,102,903
Endesa SA	1,239,229	44,949,981
Iberdrola SA	10,795,858	227,877,488
Redeia Corp. SA	1,372,017	24,499,171
		328,429,543
Gas Utilities — 1.1%
Naturgy Energy Group SA	574,159	17,668,296
Hotels, Restaurants & Leisure — 4.3%
Amadeus IT Group SA	926,762	68,203,732
Insurance — 1.4%
Mapfre SA	4,684,805	21,694,775
Security	Shares	Value
Oil, Gas & Consumable Fuels — 4.2%
Repsol SA	3,634,663	$67,347,966
Passenger Airlines — 1.8%
International Consolidated Airlines Group SA, Class DI	5,461,002	28,723,500
Specialty Retail — 4.4%
Industria de Diseno Textil SA	1,265,680	71,011,349
Transportation Infrastructure — 3.6%
Aena SME SA(a)	2,145,372	58,428,997
Total Long-Term Investments — 98.8% (Cost: $1,117,646,081)		1,583,833,671
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.94%(b)(c)	510,000	510,000
Total Short-Term Securities — 0.0% (Cost: $510,000)		510,000
Total Investments — 98.8% (Cost: $1,118,156,081)		1,584,343,671
Other Assets Less Liabilities — 1.2%		19,200,546
Net Assets — 100.0%		$1,603,544,217

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/25	Shares Held at 11/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—	$(40)(b)	$40	$—	$—	—	$131 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	430,000	80,000 (b)	—	—	—	510,000	510,000	5,894	—
				$40	$—	$510,000		$6,025	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Spain ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	31	12/19/25	$5,898	$125,646
Equity Swap Contracts
Reference Entity	Counterparty	Notional Amount	Termination Date	Spread	Reference Rate	Payment Frequency	Value/ Unrealized Appreciation (Depreciation)
Long Contracts(a)
Naturgy Energy Group SA	BNP Paribas	$6,873,816	08/16/27	0.26%	1D ESTR	Monthly	$35,098
Naturgy Energy Group SA	JPMorgan Chase Bank N.A.	729,860	02/10/26	0.40%	1D ESTR	Monthly	1,448
Redeia Corp. SA	BNP Paribas	1,429,313	08/16/27	0.26%	1D ESTR	Monthly	29,263
Redeia Corp. SA	Goldman Sachs Bank USA	1,448,981	08/19/26	0.45%	1D ESTR	Monthly	29,665
Redeia Corp. SA	HSBC Bank PLC	1,465,840	02/10/28	0.45%	1D ESTR	Monthly	10,431
Redeia Corp. SA	Merrill Lynch International	882,737	02/15/28	0.45%	1D ESTR	Monthly	9,169
Total long positions of equity swaps							115,074
Net dividends and financing fees							(15,702)
Total equity swap contracts including dividends and financing fees							$99,372

(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$62,618,277	$1,521,215,394	$—	$1,583,833,671
Short-Term Securities
Money Market Funds	510,000	—	—	510,000
	$63,128,277	$1,521,215,394	$—	$1,584,343,671

Schedule of Investments (unaudited)(continued)
November 30, 2025
iShares® MSCI Spain ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$240,720	$—	$240,720
Liabilities
Equity Contracts	—	(15,702)	—	(15,702)
	$—	$225,018	$—	$225,018

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
1D ESTR	EUR - 1D Euro Short Term Rate